GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 19.85%
$ 1,750,000	Allegro VII Ltd(a)(b) Series 2018-1A Class A 2.93%, 06/13/2031 3-mo. LIBOR + 1.10%	$ 1,745,798
1,100,000	Bain Capital Credit(a)(b) Series 2018-1A Class A1 2.77%, 04/23/2031 3-mo. LIBOR + 0.96%	1,096,198
1,000,000	CarVal II Ltd(a)(b) Series 2019-1A Class AN 3.30%, 04/20/2032 3-mo. LIBOR + 1.48%	1,002,050
	CIFC Funding Ltd(a)(b)
	Series 2017-1A Class AR
600,000	2.83%, 04/23/2029 3-mo. LIBOR + 1.01%	600,113
	Series 2017-3A Class A1
650,000	3.04%, 07/20/2030 3-mo. LIBOR + 1.22%	650,427
	Series 2017-5A Class A1
600,000	3.02%, 11/16/2030 3-mo. LIBOR + 1.18%	600,110
1,600,000	Dryden 36 Senior Loan Fund(a)(b) Series 2014-36A Class AR2 3.11%, 04/15/2029 3-mo. LIBOR + 1.28%	1,600,848
490,000	Dryden 55 Ltd(a)(b) Series 2018-55A Class A1 2.85%, 04/15/2031 3-mo. LIBOR + 1.02%	489,719
296,843	Educational Funding of the South Inc(b) Series 2011-1 Class A2 2.44%, 04/25/2035 3-mo. LIBOR + 0.65%	294,851
500,000	Ford Credit Auto Owner Trust(a) Series 2017-1 Class A 2.62%, 08/15/2028	510,737
500,000	Golden Credit Card Trust(a)(b) Series 2017-4A Class A 2.20%, 07/15/2024 1-mo. LIBOR + 0.52%	501,797
1,050,000	Halsey Point I Ltd(a)(b) Series 2019-1A Class A1A1 3.26%, 01/20/2033 3-mo. LIBOR + 1.35%	1,050,958
550,000	ICG US Ltd(a)(b) Series 2018-3A Class A1 3.05%, 01/24/2032 3-mo. LIBOR + 1.25%	549,997
600,000	Jamestown XV Ltd(a)(b) Series 202-15A Class A 3.18%, 04/15/2033 3-mo. LIBOR + 1.34%	600,000
1,000,000	Kayne III Ltd(a)(b) Series 2019-3A Class A 3.31%, 04/15/2032 3-mo. LIBOR + 1.48%	1,004,527
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,000,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 2.58%, 04/15/2029 3-mo. LIBOR + 0.75%	$ 996,802
2,000,000	Master Credit Card Trust II(a) Series 2020-1A Class A 1.99%, 09/23/2024	2,014,095
1,000,000	Midocean Credit VIII(a)(b) Series 2018-8A Class A1 3.05%, 02/20/2031 3-mo. LIBOR + 1.15%	999,995
300,000	Nassau Ltd(a)(b) Series 2019-IA Class ANA 3.34%, 04/15/2031 3-mo. LIBOR + 1.51%	300,299
	Nelnet Student Loan Trust(a)(b)
	Series 2014-3A Class A
965,726	2.24%, 06/25/2041 1-mo. LIBOR + 0.58%	946,986
	Series 2016-1A Class A
131,427	2.46%, 09/25/2065 1-mo. LIBOR + 0.80%	131,602
1,100,000	Nissan Master Owner Trust Receivables(b) Series 2019-A Class A 2.24%, 02/15/2024 1-mo. LIBOR + 0.56%	1,105,053
600,000	OHA Loan Funding Ltd(a)(b) Series 2016-1A Class AR 3.06%, 01/20/2033 3-mo. LIBOR + 1.26%	600,000
600,000	Parallel Ltd(a)(b) Series 2017-1A Class A1R 2.86%, 07/20/2029 3-mo. LIBOR + 1.03%	600,000
216,555	SLC Student Loan Trust(b) Series 2010-1 Class A 2.78%, 11/25/2042 3-mo. LIBOR + 0.88%	217,284
1,300,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 2.89%, 07/26/2031 3-mo. LIBOR + 1.10%	1,290,203
1,000,000	Sound Point XXIII(a)(b) Series 2019-2A Class A1 3.23%, 04/15/2032 3-mo. LIBOR + 1.40%	1,002,025
543,926	South Carolina Student Loan Corp(b) Series 2014-1 Class A1 2.53%, 05/01/2030 1-mo. LIBOR + 0.75%	543,023
1,000,000	TCW AMR Ltd(a)(b) Series 2019-1A Class A 3.35%, 02/15/2029 3-mo. LIBOR + 1.44%	1,000,284
1,000,000	TICP XIV Ltd(a)(b) Series 2019-14A Class A1A 3.46%, 10/20/2032 3-mo. LIBOR + 1.34%	1,002,279

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 600,000	Voya Ltd(a)(b) Series 2018-1A Class A1 2.77%, 04/19/2031 3-mo. LIBOR + 0.95%	$ 595,013
TOTAL ASSET-BACKED SECURITIES — 19.85% (Cost $25,570,156)		$25,643,073
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.93%
1,200,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 2.71%, 12/15/2036 1-mo. LIBOR + 1.03%	1,200,750
U.S. Government Agency — 9.16%
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(b)
	Series 3208 Class FB
326,241	2.08%, 08/15/2036 1-mo. LIBOR + 0.40%	325,400
	Series 3208 Class FD
795,885	2.08%, 08/15/2036 1-mo. LIBOR + 0.40%	793,834
	Series 3208 Class FG
774,375	2.08%, 08/15/2036 1-mo. LIBOR + 0.40%	772,379
	Series 4821 Class FA
1,698,910	1.98%, 07/15/2048 1-mo. LIBOR + 0.30%	1,687,306
	Series 4936 Class FL
1,099,573	2.18%, 12/25/2049 1-mo. LIBOR + 0.50%	1,096,118
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(b)
	Series 2010-39 Class FE
582,793	2.43%, 06/25/2037 1-mo. LIBOR + 0.77%	590,999
	Series 2018-39 Class FG
463,832	1.91%, 11/25/2033 1-mo. LIBOR + 0.25%	460,986
	Series 2018-72 Class FB
1,593,959	2.01%, 10/25/2058 1-mo. LIBOR + 0.35%	1,580,891
	Series 2019-41 Class FM
2,031,214	2.11%, 08/25/2049 1-mo. LIBOR + 0.45%	2,025,839
	Government National Mortgage Association(b)
	Series 2010-53 Class FC
533,009	2.47%, 04/20/2040 1-mo. LIBOR + 0.82%	542,680
	Series 2011-117 Class FJ
1,270,269	2.52%, 08/20/2041 1-mo. LIBOR + 0.87%	1,298,259
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2012-12 Class HF
$ 654,837	2.05%, 01/20/2042 1-mo. LIBOR + 0.40%	$ 657,095
		11,831,786
TOTAL MORTGAGE-BACKED SECURITIES — 10.09% (Cost $12,981,068)		$13,032,536
MUNICIPAL BONDS AND NOTES
775,000	North Texas Higher Education Authority Inc(b) 2.81%, 07/01/2030 3-mo. LIBOR + 0.90%	778,495
TOTAL MUNICIPAL BONDS AND NOTES — 0.60% (Cost $773,975)		$778,495
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
900,000	0.13%, 01/15/2022	1,025,326
2,800,000	0.13%, 04/15/2022	2,967,539
6,800,000	0.13%, 07/15/2022	7,670,580
6,900,000	0.13%, 01/15/2023	7,762,377
2,600,000	0.63%, 04/15/2023	2,746,502
11,410,000	0.63%, 01/15/2026	12,949,405
8,540,000	0.13%, 07/15/2026	9,380,247
6,910,000	0.38%, 01/15/2027	7,635,022
9,990,000	0.38%, 07/15/2027	10,963,331
5,670,000	0.50%, 01/15/2028	6,216,839
12,470,000	0.75%, 07/15/2028	13,764,294
1,270,000	0.13%, 01/15/2030	1,302,502
2,200,000	2.13%, 02/15/2040	3,616,712
TOTAL U.S. TREASURY BONDS AND NOTES — 68.10% (Cost $84,757,743)		$88,000,676

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.70%
$ 900,000	U.S. Treasury Bills(c) 1.46%, 02/25/2020	$ 899,122
Repurchase Agreements — 0.39%
510,000	Repurchase agreement (principal amount/value $510,070 with a maturity value of $510,137) with Morgan Stanley & Co LLC, 1.58%, dated 1/31/20 to be repurchased at $510,000 on 2/3/20 collateralized by various U.S. Government Agency securities, 2.50% - 7.00%, 6/1/20 - 9/1/57, with a value of $520,271.(d)	510,000
TOTAL SHORT TERM INVESTMENTS — 1.09% (Cost $1,409,122)		$1,409,122
TOTAL INVESTMENTS — 99.73% (Cost $125,492,064)		$128,863,902
OTHER ASSETS & LIABILITIES, NET — 0.27%		$353,699
TOTAL NET ASSETS — 100.00%		$129,217,601
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at January 31, 2020.
(c)	All or a portion of the security is on loan at January 31, 2020.
(d)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TIPS	Treasury Inflation Protected Securities
At January 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Eurodollar Interest Rate Long Futures	8	USD	1,969,900	June 2020	$4,374
Eurodollar Interest Rate Long Futures	7	USD	1,728,563	March 2021	10,762
Eurodollar Interest Rate Long Futures	7	USD	1,729,087	June 2021	11,725
Eurodollar Interest Rate Long Futures	7	USD	1,729,437	September 2021	12,337
U.S. 10 Year Treasury Note Long Futures	25	USD	3,291,406	March 2020	56,051
U.S. 2 Year Treasury Note Long Futures	16	USD	3,461,750	March 2020	14,640
U.S. 5 Year Treasury Note Long Futures	198	USD	23,823,422	March 2020	247,284
U.S. Long Bond Short Futures	3	USD	490,594	March 2020	(10,781)
U.S. Ultra Bond Short Futures	7	USD	1,355,813	March 2020	(29,750)
				Net Appreciation	$316,642
See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
At January 31, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
1-mo. LIBOR	3-mo. LIBOR	5,400,000	July 25, 2024	$(8,366)	Quarterly
12-mo. EFFR	1.33%	5,240,000	November 15, 2026	(87,221)	Annually
1.65%	3-mo. LIBOR	60,000	August 15, 2029	1,007	Quarterly
3-mo. LIBOR	1.84%	250,000	May 15, 2045	(8,633)	Quarterly
			Net Depreciation	$(103,213)
At January 31, 2020, the Fund held the following outstanding centrally cleared inflation swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Termination Date	Unrealized (Depreciation)	Payment Frequency
Receive	1.91%	CPI	14,000,000	May 01, 2021	(32,094)	At Maturity
Receive	1.77%	CPI	8,800,000	February 01, 2022	(30,210)	At Maturity
Receive	1.83%	CPI	11,100,000	February 01, 2023	(67,710)	At Maturity
Receive	1.77%	CPI	2,500,000	August 05, 2024	(11,578)	At Maturity
				Net Depreciation	$(141,592)
Counterparty Abbreviations:
CPI	Consumer Price Index
EFFR	Effective Federal Funds Rate is the interest rate at which banks and other depository institutions lend money to each other.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

January 31, 2020

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2020, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 192 futures contracts, net of both long and short positions, for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity

January 31, 2020

while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $10,731,000 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $20,650,000 in inflation swaps for the reporting period.

January 31, 2020